Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Total revenues	$ 1,364,452	$ 1,063,111	$ 542,367
Voyage expenses	(474,371)	(495,604)	(315,121)
Vessel operating expenses (notes 12b and 12c)	(148,960)	(150,448)	(165,375)
Time-charter hire expenses (note 10)	(70,836)	(27,374)	(13,799)
Depreciation and amortization	(97,551)	(99,033)	(106,084)
General and administrative expenses (note 12b)	(45,936)	(41,769)	(43,715)
Gain (loss) on sale and (write-down) of assets (note 13)	10,360	8,888	(92,368)
Restructuring charges (note 14)	(1,248)	(1,822)	0
Income (loss) from operations	535,910	255,949	(194,095)
Interest expense	(27,706)	(35,740)	(35,031)
Interest income	10,178	1,338	122
Realized and unrealized gain on derivative instruments (note 9)	449	5,179	564
Equity income (loss) (note 4)	3,432	244	(14,107)
Other income (expense) (note 15)	900	2,645	(1,756)
Net income (loss) before income tax	523,163	229,615	(244,303)
Income tax (expense) recovery (note 16)	(9,492)	(529)	1,931
Net income (loss)	$ 513,671	$ 229,086	$ (242,372)
Per common share amounts (note 17)
• Basic earnings (loss) per share	$ 15.04	$ 6.74	$ (7.16)
• Diluted earnings (loss) per share	$ 14.86	$ 6.68	$ (7.16)
Weighted-average number of Class A and Class B common stock outstanding (note 17)
• Basic (in shares)	34,159,818	33,997,579	33,859,306
• Diluted (in shares)	34,568,160	34,287,075	33,859,306
• Cash dividends declared (in dollars per share)	$ 1.75	$ 0	$ 0
Voyage charter
REVENUES
Total revenues	$ 1,321,487	$ 1,039,262	$ 485,896
Time-charter revenues
REVENUES
Total revenues	31,149	14,738	46,159
Other
REVENUES
Total revenues	$ 11,816	$ 9,111	$ 10,312